Offsets	Jan. 28, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Jet.AI Inc.
Form or Filing Type	S-1
File Number	333-291871
Initial Filing Date	Dec. 01, 2025
Fee Offset Claimed	$ 635.26
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $.0001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,600,000	[1]
Termination / Withdrawal Statement	The registrant withdrew the Prior S-1 Registration Statement by filing a Form RW on December 30, 2025. As the Prior S-1 Registration Statement was not declared effective, no securities were sold thereunder.Accordingly, the full $635.26 filing fee previously paid in connection with the Prior S-1 Registration Statement remains available to be used and, in accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $34,525.00 currently due pursuant to this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Jet.AI Inc.
Form or Filing Type	S-1
File Number	333-291871
Filing Date	Dec. 01, 2025
Fee Paid with Fee Offset Source	$ 635.26
Termination / Withdrawal Statement	The registrant withdrew the Prior S-1 Registration Statement by filing a Form RW on December 30, 2025. As the Prior S-1 Registration Statement was not declared effective, no securities were sold thereunder.Accordingly, the full $635.26 filing fee previously paid in connection with the Prior S-1 Registration Statement remains available to be used and, in accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $34,525.00 currently due pursuant to this registration statement.

[1]	The registrant previously paid a filing fee of $635.26 in connection with the Prior S-1 Registration Statement. The registrant withdrew the Prior S-1 Registration Statement by filing a Form RW on December 30, 2025. As the Prior S-1 Registration Statement was not declared effective, no securities were sold thereunder.Accordingly, the full $635.26 filing fee previously paid in connection with the Prior S-1 Registration Statement remains available to be used and, in accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $34,525.00 currently due pursuant to this registration statement.